Balance Sheet Components (Tables)	12 Months Ended
Dec. 31, 2020
Balance Sheet Related Disclosures [Abstract]
Allowance for Doubtful Accounts	Allowance for doubtful accounts as of December 31, 2020 and 2019 were as follows (in thousands):

	December 31,
	2020	2019
Balance—beginning of year	$(337)	$(49)
Increase in reserves	(846)	(356)
Write-offs	384	68

Balance—end of year	$(799)	$(337)

Inventories	Inventories as of December 31, 2020 and 2019, consisted of the following (in thousands):

	December 31,
	2020	2019
Finished goods	$538	$361
Work in process	2,219	945
Purchased parts and raw materials	889	595

Total inventories	$3,646	$1,901

Prepaid Expenses and Other Current Assets	Prepaid expenses and other current assets as of December 31, 2020 and 2019 consisted of the following (in thousands):

	December 31,
	2020	2019
Prepaid subscription	$1,084	$564
Prepaid materials	983	493
Prepaid rent and security deposit	145	201
Other prepaid expenses and current assets	241	526

Total prepaid expenses and other current assets	$2,453	$1,784

Property, Plant and Equipment, Net	Property and equipment as of December 31, 2020 and 2019, consisted of the following (in thousands):

	December 31,
	2020	2019
Machinery and equipment	$1,435	$1,422
Furniture and fixtures	359	369
Leasehold improvements	733	726
Capitalized software and development costs	18,126	13,125

Total property and equipment	20,653	15,642
Accumulated depreciation and amortization	(12,443)	(7,672)

Total property and equipment, net	$8,210	$7,970

Accrued Expenses and Other Current Liabilities	Accrued expenses and other current liabilities as of December 31, 2020 and 2019, consisted of the following (in thousands):

	December 31,
	2020	2019
Accrued compensation	$3,208	$509
Tax payable	1,164	1,525
Other current liabilities	2,623	1,104

Total accrued expenses and other current liabilities	$6,995	$3,138